COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of take-or-pay contracts

	Payments in the period
Type of service	2023	2024	2025	2026	After 2026	Total

Transportation of iron ore, coal, coke, steel products, cement and mining products.	2,068,319	2,196,306	1,980,843	1,571,822	2,075,188	9,892,478
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets.	583,152	567,043	558,396	456,737	842,653	3,007,981
Processing of slag generated during pig iron and steel production.	22,981	21,259	1,768			46,008
Oil Storage and Handling	2,754	3,576	2,716	2,607	7,822	19,475
Labor and consultancy services	31,391	26,257	30,962	30,962	123,846	243,418
	2,708,597	2,814,441	2,574,685	2,062,128	3,049,509	13,209,360